Shareholders' Equity (Details 1)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Options outstanding December 31, 2017
Number outstanding | shares	679,552
Options exercisable at December 31, 2017
Number exercisable | shares	254,850
Stock options [Member] | 2.71-3.90 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 2.71
Maximum exercise price	$ 3.90
Options outstanding December 31, 2017
Number outstanding | shares	25,000
Weighted average exercise price	$ 3.21
Weighted average remaining contractual life (In years)	11 months 12 days
Options exercisable at December 31, 2017
Number exercisable | shares	25,000
Weighted average exercise price	$ 3.21
Weighted average remaining contractual life (In years)	11 months 12 days
Stock options [Member] | 5.35-8.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 5.35
Maximum exercise price	$ 8.60
Options outstanding December 31, 2017
Number outstanding | shares	47,800
Weighted average exercise price	$ 6.87
Weighted average remaining contractual life (In years)	1 year 6 months 29 days
Options exercisable at December 31, 2017
Number exercisable | shares	47,800
Weighted average exercise price	$ 6.87
Weighted average remaining contractual life (In years)	1 year 6 months 29 days
Stock options [Member] | 10.49 - 14.52 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 10.49
Maximum exercise price	$ 14.52
Options outstanding December 31, 2017
Number outstanding | shares	427,750
Weighted average exercise price	$ 11.87
Weighted average remaining contractual life (In years)	3 years 1 month 24 days
Options exercisable at December 31, 2017
Number exercisable | shares	182,050
Weighted average exercise price	$ 12.19
Weighted average remaining contractual life (In years)	2 years 8 months 26 days
Stock options [Member] | 18.90-19.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 18.90
Maximum exercise price	$ 19.85
Options outstanding December 31, 2017
Number outstanding | shares	179,002
Weighted average exercise price	$ 19.48
Weighted average remaining contractual life (In years)	4 years 7 months 13 days
Options exercisable at December 31, 2017
Number exercisable | shares
Weighted average exercise price